SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2017 USD ($) shares	May 02, 2017 USD ($) ft² $ / shares shares	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) ft² $ / shares	Dec. 31, 2017 USD ($) ft² $ / shares shares	Feb. 28, 2019 shares	Aug. 23, 2018 $ / shares shares	Nov. 30, 2017	Nov. 30, 2017 ft²	Nov. 30, 2017 $ / shares	Oct. 31, 2017 $ / shares	Oct. 11, 2017	Jul. 10, 2017 shares	Apr. 30, 2017 $ / shares	Jan. 31, 2017 $ / shares	Nov. 30, 2015 ft² $ / shares
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						69.00%
Research and Development Expense, Total			$ 215,253	$ 49,667	$ 194,429	$ 181,303
Provision for Doubtful Accounts					0	3,202
Allowance for Doubtful Accounts Receivable					$ 0	$ 0
Reclassify Fair Value Of Liability Warrant Equity Upon Exercise	$ 574,342
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 2.50			$ 6.25			$ 1.75					$ 6.25	$ 2.50
Share Price | $ / shares		$ 5.00				$ 3.8725
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					5 years
Payments to Acquire Businesses and Interest in Affiliates						$ 2,984,010
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)						155,027
Fair Value Adjustment of Warrants	$ 13,262				$ 0	$ 13,262
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	325,000	40,000				854,133	17,733	85,719						40,000
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity		$ 184,569	0	2,984,010	0	$ 6,062
Warrants and Rights Outstanding, Measurement Input									2.01
Deferred Revenue, Current			2,574,097		2,626,712	1,233,754
Deferred Revenue, Noncurrent			310,967		402,075	$ 0
Measurement Input, Price Volatility [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants and Rights Outstanding, Measurement Input | ft²		171				163.9
Measurement Input, Risk Free Interest Rate [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants and Rights Outstanding, Measurement Input | ft²		1.45
Measurement Input, Expected Term [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumptions Term		3 years 4 months 24 days
Accounting Standards Update 2014-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets			$ 0	80,153	80,153	$ 0
Accounting Standards Update 2017-11 [Member]
Summary Of Significant Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					$ 2,984,010	0
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity				$ 2,984,010
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 4.475			$ 2.50	$ 6.25
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					5 years
Fair Value Adjustment of Warrants						$ 6,062
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					7 years
Share Price | $ / shares											3.8725						$ 4.675
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						4 years 10 days
Maximum [Member] | Measurement Input, Price Volatility [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants and Rights Outstanding, Measurement Input									166.12				166.12				172
Fair Value Assumptions	166.00%
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants and Rights Outstanding, Measurement Input						2.20			1.99	1.99							1.79
Maximum [Member] | Measurement Input, Expected Term [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumptions Term	4 years 5 months 1 day
Maximum [Member] | Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Share Price | $ / shares					$ 4.875
Maximum [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants and Rights Outstanding, Measurement Input | ft²					178
Maximum [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants and Rights Outstanding, Measurement Input | ft²					1.87
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					5 years
Share Price | $ / shares											$ 3.475						$ 0.775
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						2 years 9 months 7 days
Minimum [Member] | Measurement Input, Price Volatility [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants and Rights Outstanding, Measurement Input									165.45				165.18				102
Fair Value Assumptions	165.00%
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants and Rights Outstanding, Measurement Input						1.98			1.60	1.60							1.14
Minimum [Member] | Measurement Input, Expected Term [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumptions Term	2 years 11 months 8 days
Minimum [Member] | Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Share Price | $ / shares					$ 3.80
Minimum [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants and Rights Outstanding, Measurement Input | ft²					169
Minimum [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants and Rights Outstanding, Measurement Input | ft²					1.22
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			12.00%	13.00%	11.80%	28.40%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			23.00%
Major Customer Number One [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					22.00%
Major Customer Number One [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						18.00%
Major Customer Number One [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						18.00%
Major Customer Number Two [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					22.00%	14.00%
Major Customer Number Two [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						10.40%
Major Customer Number Three [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						14.00%
Major Customer Number Four [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						13.00%
Major Customer Number Five [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						10.00%